Financial instruments and commitments - Maturities of Financial Liabilities and Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Due to merchants	$ 823,666	$ 720,874
Carrying amount	510,754	508,595
Segregated funds	(823,666)	$ (720,874)
Liquidity risk
Carrying amount
Trade and other payables (excluding sales tax)	117,526
Due to merchants	823,666
Carrying amount	498,199
Lease liabilities	12,555
Other liabilities	6,658
Contractual commitments	0
Financial liabilities and purchase commitments	1,458,604
Segregated funds	(823,666)
Financial liabilities and purchase commitments, net of segregated funds	634,938
Contractual cash flows
Trade and other payables (excluding sales tax)	117,526
Due to merchants	823,666
Credit facilities	595,425
Lease liabilities	14,133
Other liabilities	5,731
Contractual commitments	0
Financial liabilities and purchase commitments	1,556,481
Segregated funds	(823,666)
Financial liabilities and purchase commitments, net of segregated funds	732,815
Less than 1 year | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	117,526
Due to merchants	823,666
Credit facilities	38,182
Lease liabilities	4,109
Other liabilities	3,851
Contractual commitments	0
Financial liabilities and purchase commitments	987,334
Segregated funds	(823,666)
Financial liabilities and purchase commitments, net of segregated funds	163,668
1 to 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facilities	557,243
Lease liabilities	7,743
Other liabilities	1,880
Contractual commitments	0
Financial liabilities and purchase commitments	566,866
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	566,866
More than 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facilities	0
Lease liabilities	2,281
Other liabilities	0
Contractual commitments	0
Financial liabilities and purchase commitments	2,281
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	$ 2,281